OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement Dated April 17, 2014 to the

Prospectus dated March 1, 2014, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2014, as supplemented.

Change in Sub-Adviser

Effective on April 15, 2014 (the “Effective Date”), Shenkman Capital Management, Inc. (“Shenkman”) no longer acts as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, assumed day-to-day investment management responsibility for the portion of the Fund assets managed by Shenkman.

Accordingly, all references and information with regard to Shenkman and the portfolio managers of Shenkman are deleted.

Portfolio Manager

Effective May 1, 2014, Ms. Christine Zhu will join Mr. Michael Hasenstab and Mr. Canyon Chan as a portfolio manager of the portion of the Fund managed by Franklin Advisers, Inc. (“Franklin”).

Accordingly, effective on May 1, 2014:

•	The following sentence is added to the end of the fourth paragraph under the heading “Management of the Fund - Portfolio Managers and Sub-Advisers” on page 19:

Ms. Christine Zhu has been a portfolio manager of Franklin’s portion of the Fund since May 1, 2014.

•	The following paragraph is added after the fifth paragraph under the section entitled “WHO MANAGES THE FUNDS? – Portfolio Managers – Strategic Opportunities Fund” on page 49:

Ms. Christine Zhu is a portfolio manager and quantitative research analyst for Franklin Templeton Fixed Income Group’s global bond group. She focuses on portfolio construction, derivatives/quantitative strategies in global market, performance attribution and risk management. Ms. Zhu joined Franklin in 2007. Prior to joining Franklin, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank. Ms. Zhu holds an M.B.A. with investment focus from the University of California at Berkeley, and earned her M.S. in computer science and engineering from the University of Notre Dame. She is fluent in mandarin Chinese.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPP0414	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement Dated April 17, 2014 to the

Statement of Additional Information (“SAI”) dated March 1, 2014, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2014, as supplemented.

Change in Sub-Adviser

Effective on April 15, 2014 (the “Effective Date”), Shenkman Capital Management, Inc. (“Shenkman”) no longer acts as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, assumed day-to-day investment management responsibility for the portion of the Fund assets managed by Shenkman.

Accordingly, all references and information with regard to Shenkman and the portfolio managers of Shenkman are deleted.

Portfolio Manager

Effective May 1, 2014, Ms. Christine Zhu will join Mr. Michael Hasenstab and Mr. Canyon Chan as a portfolio manager of the portion of the Fund managed by Franklin Advisers, Inc. (“Franklin”).

Accordingly, effective on May 1, 2014:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? – INVESTMENT ADVISER AND SUB-ADVISERS - Additional Portfolio Manager Information”:

o	The table under the heading “Other Accounts Managed by Portfolio Managers” on page 43 is modified by adding the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Franklin
Christine Zhu[1]	1	$10,000,000	1	$10,200,000	0	$0

1 Information provided as of February 28, 2014.

o	The table under the heading “Other Accounts Managed by Portfolio Managers - Accounts and Assets for which an Investment Advisory Fee is Based on Performance” on page 45 is modified by adding the following:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Franklin
Christine Zhu[1]	0	$0	0	$0	0	$0

1 Information provided as of February 28, 2014.

o	The table under the heading “Ownership of Securities” on page 46 is modified by adding the following:

	Large Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund	Small & Mid Cap Fund	Strategic Opportunities Fund	Real Return Fund
Franklin
Christine Zhu[4]	None	None	None	None	None	None	None

4 Information provided as of February 28, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE